July 29, 2022

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                  AIM ETF Products Trust (the “Registrant”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act’”), and Rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the electronic version of Post-Effective Amendment Nos. 11/14 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. This Amendment is being filed in order to amend the Registrant’s registration statement with respect to the following series of the Trust:  AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, and AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Funds”). The primary purpose of the Amendment is to revise the Funds’ investment objectives and investment strategies to change the underlying reference asset of the FLEX Options in which the Funds will invest from the S&P 500 Price Return Index to the SPDR S&P 500 ETF Trust.

This Amendment relates only to the Funds and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that the Amendment may be eligible for selective review. The Staff previously reviewed the prospectuses and SAIs of the Funds, which were contained in (1) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 1, 2020 (Accession No. 0001137439-20-000647), with respect to AllianzIM U.S. Large Cap Buffer10 Oct ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “October Funds Amendment”); and (2) a post-effective amendment to the Registrant’s registration statement on Form N-1A filed on July 1, 2021 (Accession No. 0001797318-21-000005), with respect to the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Apr/Oct Fund Amendment,” and together with the October Funds Amendment, the “Prior Amendments”).

Because: (1) the Funds are proposing to employ investment objectives, policies and techniques that are substantially identical to those currently utilized by the Funds with the exception of the reference asset of the FLEX Options in which the Funds will invest, as described below, and (2) the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectuses and SAIs of the Funds that were included in the corresponding Prior Amendments (except as necessary to reflect the change of the reference asset of the FLEX Options and to bring the Funds’ financial statements and other information up-to-date), the Registrant believes that the Amendment is eligible for selective review.

As noted above, the primary difference for the Funds as proposed in the Amendment is the reference asset of the FLEX Options in which the Funds will invest – specifically, replacing the S&P 500 Price Return Index as the reference asset with the SPDR S&P 500 ETF Trust. The Funds’ current strategy seeks to match, at the end of the current Outcome Period, the returns of the S&P 500 Price Return Index, up to a specified upside Cap, while providing a Buffer against the first 10% or 20% of S&P 500 Price Return Index losses. The Funds’ new proposed strategy seeks to match, at the end of the current Outcome Period, the share

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.

price returns of the SPDR S&P 500 ETF Trust, up to a specified upside Cap, while providing a Buffer against the first 10% or 20% of SPDR S&P 500 ETF Trust losses.

Please direct questions or comments relating to this filing to J. Stephen Feinour, Jr. of the Stradley Ronon law firm, at 215-564-8521.

Sincerely,

AIM ETF Products Trust

By:  /s/ Erik Nelson
     _________________________
     Erik Nelson, Secretary

763/765-7453
Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America.